THIS AMENDMENT NO. 1 LISTS SECURITIES WHICH WERE PREVIOUSLY FILED
CONFIDENTIALLY WITH THE SECURITIES AND EXCHANGE COMMISSION AND WERE OMITTED FROM THE ORIGINAL FORM 13F FILING SUBMITTED ON FEBRUARY 14, 2011.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shumway Capital Partners LLC
Address: 100 West Putnam Avenue
         Greenwich, CT  06830

13F File Number:  028-13944

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth F. Palumbo
Title:     Chief Operating Officer
Phone:     (203) 485-8550

Signature, Place, and Date of Signing:

 /s/ Kenneth F. Palumbo     Greenwich, CT     March 15, 2011

SHUMWAY CAPITAL PARTNERS LLC FORMERLY REPORTED UNDER 13F FILING NO. 028-10734

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $508,534 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BIOGEN IDEC INC                COM              09062X103   112850  1683072 SH       SOLE    NONE          1683072        0        0
FOREST OIL CORP                COM PAR $0.01    346091705    46870  1234391 SH       SOLE    NONE          1234391        0        0
LIVE NATION ENTERTAINMENT IN   COM              538034109    53607  4694126 SH       SOLE    NONE          4694126        0        0
NEWFIELD EXPL CO               COM              651290108    99853  1384733 SH       SOLE    NONE          1384733        0        0
NOBLE ENERGY INC               COM              655044105   195354  2269449 SH       SOLE    NONE          2269449        0        0